Long-term investments (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Long Term Investments And Notes Receivable [Abstract]
Long-term Investments
Long-term investments consist of the following:

	June 30, 2018	December 31, 2017
Long-term investment carried at fair value
Atlantica (a)	$505,596	$—
Equity-method investees
Red Lily I Wind Facility	16,945	18,174
AAGES (a)	4,542	—
Amherst Island Wind Project (b)	8,867	8,921
Other	3,755	5,172
	34,109	32,267
Notes receivable
Development loans (c)	96,367	30,060
Other	2,853	3,318
	99,220	33,378
Other investments	1,607	1,686
Total long-term investments	640,532	67,331
Amounts recognized on the unaudited interim consolidated balance sheets consist of:
Long-term investment carried at fair value	$505,596	$—
Long-term investments	134,936	67,331
Total long-term investments	$640,532	$67,331

(a)Investment in joint ventures with Abengoa and investment in Atlantica
On March 9, 2018 and May 25, 2018, APUC and Abengoa, S.A ("Abengoa") created Abengoa-Algonquin Global Energy Solutions B.V. and AAGES Development Canada Inc. (collectively "AAGES") to identify, develop, and construct clean energy and water infrastructure assets with a global focus. As at June 30, 2018, Abengoa-Algonquin Global Energy Solutions B.V. and AAGES Development Canada had outstanding capital of $4,750 and $250, respectively, to each of the two shareholders. APUC and Abengoa have joint control and all decisions must be unanimous. As such, the Company is accounting for its investment in the joint ventures under the equity method.
On March 9, 2018, APUC purchased from Abengoa a 25% equity interest in Atlantica for a total purchase price of $607,567, based on a price of $24.25 per ordinary share of Atlantica plus a contingent payment of up to $0.60 per-share payable two years after closing, subject to certain conditions. The Company transferred the Atlantica shares to a new entity controlled and consolidated by APUC. The Company has elected the fair value option under ASC 825, Financial Instruments to account for its investment in Atlantica, with changes in fair value reflected in the unaudited interim consolidated statement of operations. On March 9, 2018, the difference between the purchase price and the value of the Atlantica shares based on the NASDAQ share price resulted in an immediate fair value loss of $117,254 while gains of $15,033 and $15,283 were recorded for the three and six-month periods from acquisition to June 30, 2018 respectively. The Company also recorded dividend income of $8,017 and $15,784 from the Atlantica shares during the three and six-month periods from acquisition to June 30, 2018, respectively.
In April 2018, APUC entered into an agreement to acquire an additional 16.5% of equity interest in Atlantica from Abengoa for a purchase price of approximately $345,000, based on a price of $20.90 per ordinary share. The transaction is expected to close in the third quarter of 2018, subject to certain governmental approvals and other closing conditions.

6.	Long-term investments (continued)
(b)Amherst Island Wind Project
APUC has a 50% interest in Windlectric Inc. ("Windlectric"), which owns a 75 MW construction-stage wind development project (“Amherst Island Wind Project”) in the province of Ontario. The Company holds an option to acquire the remaining common shares at a fixed price any time prior to January 15, 2019. Construction was completed during the second quarter of 2018 and sale of power under the power purchase agreement has started.
Windlectric is considered a variable interest entity ("VIE") namely due to the low level of equity at risk. The Company is not considered the primary beneficiary of Windlectric as the two shareholders have joint control and all decisions must be unanimous. As such, the Company accounts for its investment in the joint venture under the equity method. The interest capitalized during the three and six months ended June 30, 2018 to the investment while the Amherst Island Wind Project was under construction amounted to $517 and $739 (2017 - $242 and $418), respectively. As at June 30, 2018, the third-party construction debt of the joint venture was C$207,410 (December 31, 2017 - C$133,765).

(c)	Development loans
As at June 30, 2018, the Company has a loan and credit support facility with Windlectric. During construction, the Company is obligated to provide cash advances and credit support (in the form of letters of credit, escrowed cash, or guarantees) in amounts necessary for the continued development and construction of the equity investee's wind project.
No interest revenue is accrued on the loans.